ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,125	$ 671
Institutions and income tax payable	353	469
Accrued expenses	832	898
Related parties	83	316
Total	$ 2,393	$ 2,354